Commission and fee income	6 Months Ended
Jun. 30, 2024
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]
Commissions and fee income
Disaggregation of revenues by product type and business segment
	Three months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	53	12	67	4	(0)	136
Commissions for assets under management	5	0	99	917	(0)	1,020
Commissions for other securities	130	(0)	10	0	0	141
Underwriting and advisory fees	11	431	1	0	(2)	441
Brokerage fees	5	80	258	9	0	353
Commissions for local payments	133	1	222	0	(0)	355
Commissions for foreign commercial business	124	8	5	0	(9)	128
Commissions for foreign currency/exchange business	1	0	1	0	(0)	2
Commissions for loan processing and guarantees	176	95	61	0	0	333
Intermediary fees	5	0	106	0	3	114
Fees for sundry other customer services	28	126	24	30	2	210
Total fee and commissions income	672	754	854	960	(6)	3,233
Gross expense						(640)
Net fees and commissions						2,594

	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	52	12	64	4	(1)	130
Commissions for assets under management	4	0	100	904	(0)	1,008
Commissions for other securities	122	(0)	9	0	0	132
Underwriting and advisory fees	7	247	4	0	3	260
Brokerage fees	5	69	234	10	0	318
Commissions for local payments	116	0	251	0	(0)	366
Commissions for foreign commercial business	116	3	6	0	(7)	118
Commissions for foreign currency/exchange business	2	0	1	0	(0)	3
Commissions for loan processing and guarantees	155	87	53	0	1	296
Intermediary fees	6	(0)	86	0	1	93
Fees for sundry other customer services	73	70	(4)	29	1	169
Total fee and commissions income	660	487	804	947	(3)	2,894
Gross expense						(573)
Net fees and commissions						2,321

	Six months ended Jun 30, 2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	105	29	130	7	(0)	271
Commissions for assets under management	9	0	199	1,809	0	2,018
Commissions for other securities	226	0	18	1	0	245
Underwriting and advisory fees	34	866	4	0	20	924
Brokerage fees	12	159	568	22	1	762
Commissions for local payments	271	0	446	0	1	718
Commissions for foreign commercial business	240	15	10	0	(16)	250
Commissions for foreign currency/exchange business	3	0	2	0	(0)	5
Commissions for loan processing and guarantees	344	179	139	0	0	662
Intermediary fees	16	0	203	0	6	226
Fees for sundry other customer services	107	232	43	58	4	445
Total fee and commissions income	1,368	1,481	1,763	1,897	17	6,526
Gross expense						(1,320)
Net fees and commissions						5,207

	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	102	25	122	7	(1)	255
Commissions for assets under management	9	0	187	1,759	(0)	1,955
Commissions for other securities	223	(0)	20	0	0	243
Underwriting and advisory fees	23	583	10	0	(3)	613
Brokerage fees	10	139	543	15	(9)	698
Commissions for local payments	237	1	494	0	0	732
Commissions for foreign commercial business	239	13	12	0	(13)	251
Commissions for foreign currency/exchange business	3	0	2	0	(0)	5
Commissions for loan processing and guarantees	309	159	115	0	0	584
Intermediary fees	12	(0)	164	0	5	181
Fees for sundry other customer services	148	122	6	57	2	335
Total fee and commissions income	1,316	1,042	1,674	1,838	(17)	5,853
Gross expense						(1,185)
Net fees and commissions						4,669

As of June 30, 2024, and June 30, 2023, the Group’s receivables from commissions and fee income was € 908 million and € 928 million, respectively. As of June 30, 2024, and June 30, 2023, the Group’s contract liabilities associated to commissions and fee income was € 109 million and € 93 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which the Group has received consideration from the customer prior to completion of the services. The receivables and contract liabilities do not vary significantly from period to period reflecting the fact that the amounts predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to the bank performing a service over the specific service period such that the bank’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.